Related Party Balances and Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 2,019,087	$ 1,838,603
Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%	70.00%
Dr. Henglong Chen and his affiliates
Related Party Transaction [Line Items]
Due to Related Parties, Current		$ 881,442	932,616
Dr. Henglong Chen and his affiliates | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	2,500,000
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to Related Parties, Current		1,058,188	864,623
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to Related Parties, Current		79,457	41,364
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates | Advances to Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		79,457	$ 41,364
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates | LJC
Related Party Transaction [Line Items]
Advance paid to purchase bamboo charcoal materials	¥ 20,154,532	3,089,690
Received materials, amount	10,154,532	1,556,690
Remaining advance return amount	¥ 10,000,000	$ 1,533,000